GENERAL (Business Acquisition) (Details) € in Thousands, $ in Thousands									12 Months Ended
	Feb. 11, 2020 USD ($)	Feb. 11, 2020 EUR (€)	Jun. 17, 2016 USD ($)	Dec. 29, 2015 USD ($)	Jul. 08, 2015 USD ($)	Jul. 08, 2015 EUR (€)	Jun. 02, 2015 USD ($) m²	Jun. 02, 2015 EUR (€) m²	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Property held for sale											$ 29,700
Power Purchase Agreement [Member]
Business Acquisition [Line Items]
Property held for sale											$ 157
300 South Riverside Plaza [Member]
Business Acquisition [Line Items]
Payment for acquisition			$ 3,000	$ 12,900
Acquisition costs				$ 242
Interest percentage in joint venture				30.00%
Interest rate percentage for additional investment			12.00%
Retail Portfolio In Germany [Member]
Business Acquisition [Line Items]
Square footage of real estate property acquired | m²							37,000	37,000
Payment for acquisition	$ 38,900				$ 5,224		$ 26,249
Acquisition costs, including real estate taxes									$ 2,352
Retail Portfolio In Germany [Member] | Euro [Member]
Business Acquisition [Line Items]
Payment for acquisition | €		€ 35,000				€ 4,750		€ 24,000
Acquisition costs, including real estate taxes | €										€ 2,075